Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Floating Rate Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.3%
Issuer	Shares	Value ($)
Communication Services 0.1%
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	252,669
iHeartMedia, Inc., Class A(a)	84,607	293,586
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		546,255
Total Communication Services		546,255
Consumer Discretionary 0.0%
Broadline Retail 0.0%
Belk, Inc.(a)	231	2,195
Total Consumer Discretionary		2,195
Energy 0.1%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	763,383
McDermott International Ltd.(a)	184,336	66,822
Total		830,205
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(a),(c)	64,498	967
Southcross Energy Partners LLC(a),(c)	107,918	2,968
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	40,829
Total		44,764
Total Energy		874,969
Financials 0.0%
Capital Markets 0.0%
Bright Bidco BV(a)	4,398	17,592
Total Financials		17,592
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a)	60,744	475,838
Total Industrials		475,838
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a),(c)	8,710	2,221
Total Information Technology		2,221
Total Common Stocks (Cost $4,651,304)		1,919,070
Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	706,500
Total Convertible Bonds (Cost $1,445,172)			706,500

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c)	7.000%	9,297	2,371
Total Information Technology			2,371
Total Convertible Preferred Stocks (Cost $201,433)			2,371

Corporate Bonds & Notes 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,273,547
Cable and Satellite 0.5%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	1,443,438
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	1,956,639
Total			3,400,077
Chemicals 0.1%
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,000,000	851,107
Finance Companies 0.3%
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,203,584
Food and Beverage 0.3%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	2,102,000	1,958,171
Gaming 0.2%
CCM Merger, Inc.(d)
05/01/2026	6.375%	1,000,000	975,594
2	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Diamond Sports Group LLC/Finance Co.(d),(e)
08/15/2026	0.000%	2,591,000	180,172
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	411,808
05/01/2027	8.375%	867,232	567,895
Total			1,159,875
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,000,000	939,732
02/01/2027	4.250%	1,000,000	851,694
Total			1,791,426
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	6,614,000	6,172,646
Technology 0.6%
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	2,500,000	1,404,502
NCR Corp.(d)
04/15/2029	5.125%	2,000,000	1,730,219
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	444,248
Total			3,578,969
Wireless 0.2%
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	1,500,000	1,244,470
Total Corporate Bonds & Notes (Cost $33,612,180)			26,609,466

Senior Loans 91.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
TransDigm, Inc.(f),(g)
Tranche 1 Term Loan
1-month Term SOFR + 3.250% 08/24/2028	8.148%	3,178,156	3,173,135
Airlines 1.6%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	10.000%	3,919,708	3,942,011
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.770%	2,753,519	2,740,605
WestJet Airlines Ltd.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	8.064%	3,754,359	3,544,753
Total			10,227,369
Automotive 1.8%
American Axle & Manufacturing, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.456%	1,260,775	1,256,048
Clarios Global LP(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	8.275%	2,108,283	2,102,570
Clarios Global LP(f),(g),(h)
Term Loan
1-month Term SOFR + 3.750% 05/06/2030	8.796%	3,863,279	3,856,827
First Brands Group LLC(f),(g)
1st Lien Term Loan
6-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.252%	4,822,307	4,663,556
Total			11,879,001
Brokerage/Asset Managers/Exchanges 2.1%
AlixPartners LLP(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	7.775%	2,454,925	2,449,131
Allspring Buyer LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.500% 11/01/2028	8.188%	1,317,339	1,311,845
Citadel Securities LP(f),(g)
Term Loan
1-month Term SOFR + 2.500% 02/02/2028	7.597%	1,450,202	1,439,093
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 02/02/2028	8.097%	1,206,511	1,201,734

Columbia Floating Rate Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Russell Investments US Institutional Holdco, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	8.534%	5,385,879	5,237,768
VFH Parent LLC(f),(g)
Term Loan
1-month Term SOFR + 3.000% 01/13/2029	8.064%	2,189,570	2,136,889
Total			13,776,460
Building Materials 4.3%
Beacon Roofing Supply, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	7.275%	2,040,577	2,032,415
Cornerstone Building Brands, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	8.240%	3,113,310	2,806,650
Covia Holdings LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	9.223%	3,080,573	2,997,305
Hunter Douglas Holding BV(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.373%	3,496,903	3,173,440
Park River Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	8.522%	2,155,705	2,007,888
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 2.625% 02/01/2027	7.650%	1,959,494	1,945,503
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.000% 03/18/2029	8.025%	1,514,118	1,506,199
SRS Distribution, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	8.582%	1,705,048	1,624,416
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.525%	2,438,732	2,322,502
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 09/22/2028	7.329%	1,778,165	1,772,723
White Cap Supply Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/19/2027	8.732%	3,917,844	3,877,686
Wilsonart LLC(f),(g)
Tranche E Term Loan
1-month USD LIBOR + 3.250% Floor 1.000% 12/31/2026	8.460%	2,225,943	2,157,585
Total			28,224,312
Cable and Satellite 3.1%
Charter Communications Operating LLC(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 02/01/2027	6.795%	1,517,731	1,491,171
CSC Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	9.390%	2,783,584	2,557,417
DirectTV Financing LLC(f),(g)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	10.025%	1,806,032	1,730,973
Iridium Satellite LLC(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% Floor 1.000% 11/04/2026	7.582%	2,763,698	2,758,751
Radiate Holdco LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	8.275%	2,096,347	1,728,187
Telesat Canada(f),(g)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	8.030%	5,156,123	2,826,999
UPC Financing Partnership(f),(g)
Term Loan
1-month USD LIBOR + 2.925% 01/31/2029	7.873%	3,250,000	3,203,948

4	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(f),(g)
Tranche N Term Loan
1-month USD LIBOR + 2.500% 01/31/2028	7.448%	2,000,000	1,965,620
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	8.198%	2,175,000	2,151,445
Total			20,414,511
Chemicals 5.1%
Aruba Investments Holdings LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/24/2027	8.775%	1,460,163	1,445,562
Ascend Performance Materials Operations LLC(f),(g)
Term Loan
6-month Term SOFR + 4.750% Floor 0.750% 08/27/2026	9.715%	3,446,249	3,404,618
ColourOz Investment 1 GmbH(f),(g),(i)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	0.750%	823,846	554,786
ColourOz Investment 2 LLC(f),(g),(i)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	4.326%	4,983,591	3,356,000
Diamond BV(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 09/29/2028	8.056%	2,120,551	2,116,967
Herens Holdco SARL(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.925% Floor 0.750% 07/03/2028	9.084%	3,576,387	3,286,306
Ineos Quattro Holdings UK Ltd.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	7.847%	2,161,500	2,149,071
Tranche B Term Loan
1-month Term SOFR + 3.750% 03/14/2030	8.832%	803,223	801,215
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ineos US Finance LLC(f),(g)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/08/2028	7.582%	2,420,000	2,369,785
Innophos Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.250% 02/05/2027	8.275%	2,693,416	2,662,280
Messer Industries GmbH(f),(g)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	7.660%	2,029,703	2,025,725
Nouryon Finance B.V.(f),(g)
Term Loan
1-month Term SOFR + 4.000% 04/03/2028	8.990%	2,277,855	2,269,313
Olympus Water US Holding Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	8.938%	1,696,634	1,606,288
PMHC II, Inc.(f),(g)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 04/23/2029	9.304%	4,078,425	3,561,159
Sparta US Holdco LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 08/02/2028	8.098%	1,975,000	1,945,869
Total			33,554,944
Construction Machinery 0.2%
Columbus McKinnon Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	7.938%	1,260,231	1,255,505
Consumer Cyclical Services 4.9%
Amentum Government Services Holdings LLC(c),(f),(g)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	9.025%	1,462,406	1,411,222
APX Group, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 0.500% 07/10/2028	8.250%	2,317,645	2,314,168

Columbia Floating Rate Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.332%	2,360,114	2,183,105
Cast & Crew LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/09/2026	8.525%	1,974,293	1,970,186
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.732%	2,135,751	2,130,028
Conservice Midco LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 05/13/2027	9.395%	3,414,773	3,382,332
Corporation Service Co.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 11/02/2029	8.332%	1,284,639	1,282,712
Cushman & Wakefield US Borrower LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	7.775%	984,017	963,107
1-month Term SOFR + 3.250% Floor 0.500% 01/31/2030	8.332%	1,241,196	1,197,754
Go Daddy Operating Co. LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% 11/09/2029	8.232%	1,129,820	1,129,820
Prime Security Services Borrower LLC(f),(g)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.608%	3,266,586	3,259,106
Sotheby’s(f),(g)
Term Loan
3-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	9.760%	4,133,673	4,124,372
Uber Technologies, Inc.(f),(g)
Term Loan
1-month Term SOFR + 2.750% 03/03/2030	7.720%	3,169,802	3,157,915
WaterBridge Midstream Operating LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	11.005%	1,020,617	1,012,116
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	8.530%	4,271,875	2,888,855
Total			32,406,798
Consumer Products 1.7%
Bombardier Recreational Products, Inc. (f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/13/2029	8.582%	1,951,305	1,937,490
Term Loan
1-month USD LIBOR + 2.000% 05/24/2027	7.082%	997,423	971,240
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
11/08/2023	0.000%	1,318,813	56,050
SRAM LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	7.775%	1,896,364	1,864,372
SWF Holdings I Corp.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	9.010%	1,466,233	1,236,226
Topgolf Callaway Brands Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.100% 03/15/2030	8.582%	770,683	769,720
Weber-Stephen Products LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	8.332%	5,087,031	4,522,370
Total			11,357,468
Diversified Manufacturing 3.5%
Brookfield WEC Holdings, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	7.775%	1,473,618	1,468,092
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 08/01/2025	8.557%	2,114,375	2,110,421

6	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(f),(g)
Term Loan
3-month Term SOFR + 5.250% Floor 1.000% 12/23/2027	9.955%	3,281,641	3,248,824
Filtration Group Corp.(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	8.025%	2,246,858	2,242,768
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	8.525%	696,348	688,640
Gates Global LLC(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	7.582%	1,113,524	1,108,425
Husky Injection Molding Systems Ltd.(f),(g),(h)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	8.151%	3,475,230	3,323,571
Madison IAQ LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	8.302%	3,688,338	3,543,312
TK Elevator Midco GmbH(f),(g)
Tranche B1 Term Loan
6-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	8.602%	3,541,672	3,453,130
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	7.598%	1,897,906	1,876,251
Total			23,063,434
Electric 1.0%
Carroll County Energy LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	8.659%	1,202,869	1,166,410
Invenergy Thermal Operating I LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% 08/28/2025	8.847%	1,288,160	1,276,090
Nautilus Power LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	9.198%	1,218,510	789,497
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
New Frontera Holdings LLC(c),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	18.159%	979,319	979,319
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	6.659%	339,370	142,535
PG&E Corp.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	8.063%	1,944,963	1,938,720
Total			6,292,571
Environmental 0.5%
EnergySolutions LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	8.909%	3,282,741	3,165,810
Food and Beverage 2.6%
Aramark Intermediate HoldCo Corp.(f),(g)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	7.525%	2,023,518	2,019,734
Del Monte Foods, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/16/2029	9.314%	4,267,990	4,179,984
Naked Juice LLC(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.248%	1,731,900	1,537,841
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.998%	1,000,000	750,000
Primary Products Finance LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 04/01/2029	9.040%	4,130,092	4,075,244
Triton Water Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	8.659%	2,332,033	2,206,686

Columbia Floating Rate Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United Natural Foods, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% 10/22/2025	8.347%	1,654,241	1,653,612
US Foods, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	7.775%	874,279	874,192
Total			17,297,293
Gaming 4.1%
Caesars Entertainment, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/06/2030	8.332%	3,393,166	3,376,200
CBAC Borrower LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	9.025%	3,800,567	3,738,808
Entain PLC(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 10/31/2029	8.207%	1,324,429	1,328,402
Fertitta Entertainment LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	8.982%	3,970,819	3,859,160
Flutter Entertainment PLC(f),(g)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	7.409%	1,845,779	1,842,697
Tranche B Term Loan
1-month Term SOFR + 3.250% 07/22/2028	8.410%	1,787,418	1,788,544
HRNI Holdings LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	9.275%	4,442,185	4,300,613
Light and Wonder International, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	7.981%	1,908,685	1,900,496
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 04/04/2029	8.421%	4,856,924	4,780,767
Total			26,915,687
Health Care 3.4%
CHG Healthcare Services, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 09/29/2028	8.275%	1,970,000	1,956,702
Element Materials Technology Group US Holdings, Inc.(f),(g)
Tranche B 1st Lien Delayed Draw Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.248%	405,471	399,770
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/22/2029	9.248%	878,521	866,169
Envision Healthcare Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 03/31/2027	8.648%	770,918	26,982
1-month Term SOFR + 4.250% 03/31/2027	9.148%	1,642,295	169,698
1-month Term SOFR + 7.875% 03/31/2027	12.923%	278,820	219,571
Medline Borrower LP(f),(g)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.275%	5,548,430	5,381,201
Phoenix Guarantor, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	8.275%	2,214,124	2,176,949
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	8.525%	980,000	965,300
Pluto Acquisition I, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/22/2026	8.953%	1,918,945	1,420,019
Select Medical Corp.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	7.530%	2,571,818	2,562,971

8	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	8.698%	3,352,180	3,343,029
Team Health Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 5.250% Floor 1.000% 03/02/2027	10.232%	1,634,812	1,057,724
Upstream Newco, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% 11/20/2026	9.410%	1,955,101	1,519,270
Total			22,065,355
Independent Energy 0.7%
Hamilton Projects Acquiror LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	9.659%	1,513,017	1,497,039
Parkway Generation LLC(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	9.902%	2,765,458	2,658,297
Tranche C Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 02/18/2029	9.902%	363,663	348,055
Total			4,503,391
Leisure 2.8%
Alterra Mountain Co.(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	8.525%	3,004,924	2,992,394
Carnival Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	8.275%	2,443,222	2,395,383
Life Time, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	9.775%	2,684,339	2,680,152
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NAI Entertainment Holdings LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	7.530%	4,191,192	3,843,658
UFC Holdings LLC(f),(g)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	8.050%	2,905,864	2,896,972
William Morris Endeavor Entertainment LLC(f),(g)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.780%	3,308,088	3,296,874
Total			18,105,433
Lodging 1.1%
Hilton Grand Vacations Borrower LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	8.025%	4,208,160	4,184,131
Playa Hotels & Resorts(f),(g)
Term Loan
1-month Term SOFR + 4.250% 01/05/2029	9.140%	2,882,284	2,875,886
Total			7,060,017
Media and Entertainment 6.5%
AppLovin Corp.(f),(g)
Term Loan
1-month Term SOFR + 3.100% Floor 0.500% 10/25/2028	8.082%	2,060,772	2,044,451
Cengage Learning, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	6,232,988	6,076,290
Clear Channel Outdoor Holdings, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	8.750%	3,388,035	3,187,565
CMG Media Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% 12/17/2026	8.659%	2,787,097	2,389,935
Creative Artists Agency(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% 11/27/2028	8.482%	3,031,227	3,021,770

Columbia Floating Rate Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dotdash Meredith, Inc.(c),(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 12/01/2028	8.903%	3,292,406	3,012,551
E.W. Scripps Co. (The)(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	7.659%	1,454,774	1,409,545
Tranche B3 Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 01/07/2028	7.847%	835,500	799,523
Emerald Expositions Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	7.525%	2,223,710	2,203,696
Gray Television, Inc.(f),(g)
Tranche D Term Loan
1-month USD LIBOR + 3.000% 12/01/2028	7.918%	2,962,500	2,895,370
Hubbard Radio LLC(f),(g)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	9.280%	2,351,310	1,883,400
iHeartCommunications, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	8.025%	1,703,204	1,466,885
Nielsen Consumer, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	8.775%	2,970,852	2,497,388
Playtika Holding Corp.(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	7.775%	3,094,737	3,070,567
Pug LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	8.525%	1,984,344	1,564,318
Sinclair Television Group, Inc.(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	8.030%	1,207,767	1,023,582
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	8.275%	4,207,500	4,133,869
Total			42,680,705
Midstream 2.6%
Buckeye Partners LP(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	7.090%	1,964,592	1,958,109
CQP Holdco LP(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/05/2028	8.659%	2,358,000	2,350,926
GIP III Stetson I LP(f),(g)
Term Loan
1-month USD LIBOR + 4.250% 07/18/2025	9.332%	2,757,816	2,748,632
ITT Holdings LLC(f),(g)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 07/10/2028	7.847%	4,332,846	4,246,189
Oryx Midstream Services Permian Basin LLC(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/05/2028	8.193%	2,459,419	2,430,422
Traverse Midstream Partners LLC(f),(g)
Term Loan
3-month Term SOFR + 3.750% 02/16/2028	8.726%	3,432,345	3,381,718
Total			17,115,996
Oil Field Services 0.4%
Lealand Finance Co. BV(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	8.025%	33,314	22,487
Lealand Finance Co. BV(f),(g),(i)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	6.025%	449,760	296,279
MRC Global, Inc.(c),(f),(g)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	8.025%	2,142,390	2,139,712
Total			2,458,478

10	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 1.6%
FinCo I LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	7.525%	1,851,362	1,847,900
Freeport LNG Investments LLP(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	8.750%	3,946,921	3,827,408
IGT Holding IV AB(f),(g)
Tranche B2 Term Loan
3-month USD LIBOR + 3.400% Floor 0.500% 03/31/2028	8.462%	2,799,131	2,788,635
Trans Union LLC(f),(g)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	7.275%	2,347,585	2,338,523
Total			10,802,466
Other Industry 1.1%
APi Group, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 2.500% 10/01/2026	7.525%	1,517,075	1,514,861
Hillman Group, Inc. (The)(f),(g),(h),(j)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.146%	421,435	418,876
Hillman Group, Inc. (The)(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	7.775%	1,735,179	1,724,647
Vericast Corp.(f),(g)
Term Loan
1-month Term SOFR + 7.750% Floor 1.000% 06/16/2026	12.847%	1,059,720	875,148
WireCo WorldGroup, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	9.250%	2,805,976	2,789,140
Total			7,322,672
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.4%
Anchor Glass Container Corp.(f),(g)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	12.987%	333,334	85,000
Charter Next Generation, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 12/01/2027	8.847%	4,717,729	4,650,643
Clydesdale Acquisition Holdings, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.175% Floor 0.500% 04/13/2029	9.257%	3,870,750	3,777,310
Graham Packaging Co., Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	8.025%	2,040,144	2,027,393
Pactiv Evergreen, Inc.(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	8.347%	937,365	934,272
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	8.347%	2,794,482	2,763,408
Tosca Services LLC(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.750% 08/18/2027	8.807%	1,939,849	1,401,541
Total			15,639,567
Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.525%	2,125,742	2,122,511
Sunshine Luxembourg VII SARL(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	8.909%	3,872,664	3,825,727
Total			5,948,238

Columbia Floating Rate Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 2.6%
Asurion LLC(f),(g)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	8.025%	881,870	879,507
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	8.275%	1,979,690	1,845,447
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	8.275%	1,470,000	1,354,855
Hub International Ltd.(f),(g)
Term Loan
6-month USD LIBOR + 3.000% Floor 0.750% 04/25/2025	8.021%	2,427,974	2,421,710
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	8.511%	2,109,532	2,104,617
Sedgwick Claims Management Services, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.750% 02/24/2028	8.732%	3,572,575	3,528,418
USI, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 12/02/2026	8.409%	1,949,696	1,945,640
1-month Term SOFR + 3.750% Floor 0.500% 11/22/2029	8.648%	3,012,144	3,003,348
Total			17,083,542
Railroads 0.3%
Genesee & Wyoming, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	6.998%	1,954,660	1,946,978
Restaurants 1.8%
1011778 BC ULC(f),(g)
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 11/19/2026	6.775%	2,136,302	2,110,944
Carrols Restaurant Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% 04/30/2026	8.332%	2,433,058	2,292,135
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/15/2027	8.082%	2,631,831	2,586,774
Whatabrands LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	8.275%	4,726,885	4,668,319
Total			11,658,172
Retailers 2.4%
Great Outdoors Group LLC(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	8.775%	4,285,881	4,245,722
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	7.775%	3,393,796	3,288,657
PetSmart LLC(f),(g)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.832%	5,904,874	5,875,350
Restoration Hardware, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	8.332%	2,438,339	2,263,388
Total			15,673,117
Technology 22.5%
Adeia, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	8.525%	2,711,248	2,687,525
Ascend Learning LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.582%	2,172,957	1,981,802
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.832%	6,246,828	5,411,315

12	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
athenahealth Group, Inc.(f),(g),(h),(j)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	335,368	313,807
athenahealth Group, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.464%	2,729,946	2,554,438
Atlas CC Acquisition Corp.(f),(g)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.402%	3,767,980	3,340,314
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 05/25/2028	9.402%	766,369	679,386
Avaya, Inc.(f),(g),(k)
Debtor In Possession Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 08/15/2023	12.890%	1,183,597	1,213,187
Avaya, Inc.(b),(c),(f),(g)
Term Loan
1-month Term SOFR + 0.000% 08/01/2028	4.993%	318,554	318,554
Avaya, Inc.(c),(e),(f)
Tranche B1 Term Loan
12/15/2027	0.000%	2,982,808	700,960
Avaya, Inc.(e),(f)
Tranche B2 Term Loan
12/15/2027	0.000%	1,695,555	415,411
Barracuda Parent LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.545%	2,660,000	2,578,125
Bright Bidco BV(f),(g),(i)
Term Loan
3-month Term SOFR + 9.000% Floor 1.000% 10/31/2027	14.045%	147,417	90,293
Camelot U.S. Acquisition 1 Co.(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	8.025%	2,269,269	2,265,026
1-month USD LIBOR + 3.000% 10/30/2026	8.025%	1,870,479	1,867,748
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent, Inc.(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.148%	4,509,639	4,502,784
Cloud Software Group, Inc.(f),(g)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 03/30/2029	9.498%	2,023,480	1,889,222
Cloudera, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	8.832%	2,706,566	2,609,590
Coherent Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	7.847%	2,237,913	2,225,336
CoreLogic, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	8.563%	3,693,750	3,305,241
Cornerstone OnDemand, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	8.775%	2,645,709	2,360,184
Cyxtera DC Holdings, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	8.068%	1,913,504	1,411,687
Dawn Acquisition LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	8.909%	5,198,379	2,155,144
DCert Buyer, Inc.(f),(g)
1st Lien Term Loan
6-month Term SOFR + 4.000% 10/16/2026	8.696%	5,908,361	5,845,615
Dun & Bradstreet Corp. (The)(f),(g)
Term Loan
1-month USD LIBOR + 3.250% 02/06/2026	8.268%	3,464,944	3,457,356
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 01/18/2029	8.246%	993,788	987,935

Columbia Floating Rate Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Endurance International Group Holdings, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	8.792%	1,964,480	1,834,942
Everi Holdings, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	7.525%	1,475,482	1,469,329
Gen Digital, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 09/12/2029	7.082%	3,219,376	3,182,643
GoTo Group, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	9.775%	5,408,365	3,305,863
Idemia Group SAS(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	9.659%	3,050,529	3,030,182
Idera, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	8.653%	2,647,514	2,553,527
Informatica LLC(f),(g)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	7.813%	3,687,729	3,671,134
ION Trading Finance Ltd.(f),(g)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	9.909%	2,959,128	2,851,326
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
11/03/2027	0.000%	2,881,075	271,311
Lummus Technology Holdings V LLC(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	8.525%	2,337,412	2,307,867
McAfee Corp.(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 03/01/2029	8.653%	4,062,426	3,824,489
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	8.655%	1,388,862	1,321,850
Mitchell International, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	8.760%	3,302,965	3,168,964
Mitnick Corporate Purchaser, Inc.(f),(g)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	9.895%	1,201,879	1,158,311
Monotype Imaging Holdings, Inc.(c),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	9.998%	1,896,125	1,867,683
MYOB US Borrower LLC(f),(g)
1st Lien Term Loan
1-month Term SOFR + 4.000% 05/06/2026	8.982%	1,588,125	1,508,052
Natel Engineering Co., Inc.(f),(g)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	11.275%	2,851,164	2,509,024
NCR Corp.(f),(g)
Term Loan
3-month USD LIBOR + 2.500% 08/28/2026	7.780%	1,917,091	1,888,335
Nielsen Consumer, Inc.(f),(g),(h)
Tranche B2 Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	10.818%	1,186,875	1,057,802
Nielsen Consumer, Inc.(f),(g)
Tranche B2 Term Loan
1-month Term SOFR + 6.250% Floor 0.500% 03/06/2028	11.232%	575,271	512,710
Open Text Corp.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/31/2030	8.582%	3,108,719	3,105,330

14	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(f),(g),(h)
Term Loan
1-month USD LIBOR + 7.750% Floor 0.750% 02/01/2029	12.784%	1,000,000	956,560
Peraton Corp.(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	8.832%	4,925,945	4,819,200
Presidio Holdings, Inc.(f),(g)
Term Loan
1-month Term SOFR + 3.500% 01/22/2027	8.643%	1,714,736	1,700,160
Proofpoint, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	8.275%	1,975,000	1,929,733
Rackspace Technology Global, Inc.(f),(g)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	7.595%	4,184,798	1,709,490
Riverbed Technology LLC(f),(g),(i)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	10.840%	1,077,543	307,639
Sabre GLBL, Inc.(f),(g)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 06/30/2028	9.332%	280,538	219,521
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.525%	726,129	560,027
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	8.525%	1,157,493	892,717
Sitel Group(f),(g)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	8.790%	2,034,650	2,025,332
Sophia LP(f),(g)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	8.659%	1,759,703	1,734,767
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sovos Compliance LLC(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	9.525%	4,394,521	4,249,854
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.775%	587,809	586,398
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	6.775%	521,259	520,008
Tempo Acquisition LLC(f),(g)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.982%	4,907,763	4,899,567
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.271%	2,932,931	2,852,275
3-month USD LIBOR + 3.750% 05/04/2026	8.895%	2,183,465	2,144,752
2nd Lien Term Loan
3-month Term SOFR + 5.250% Floor 0.500% 05/03/2027	10.271%	2,517,589	2,414,795
Veritas US, Inc.(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	10.025%	2,409,167	1,846,410
Verscend Holdings Corp.(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	9.025%	2,944,638	2,939,132
Virtusa Corp.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	8.775%	1,484,848	1,475,880
Tranche B1 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/15/2029	8.832%	3,443,654	3,421,064
Total			147,773,940

Columbia Floating Rate Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.6%
First Student Bidco, Inc.(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	8.143%	2,124,497	2,020,928
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.998%	1,180,145	1,156,908
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	8.143%	794,158	755,443
1-month Term SOFR + 4.000% Floor 0.500% 07/21/2028	8.998%	82,160	80,542
Total			4,013,821
Wireless 0.8%
Crown Subsea Communications Holding, Inc.(f),(g),(h)
Tranche B Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/27/2027	9.746%	2,000,000	1,980,000
Numericable US LLC(f),(g)
Tranche B14 Term Loan
1-month Term SOFR + 5.500% 08/15/2028	4.872%	2,343,271	2,199,746
SBA Senior Finance II LLC(f),(g)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.780%	1,273,210	1,271,414
Total			5,451,160
Total Senior Loans (Cost $637,387,305)			600,307,346
Warrants 0.2%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Windstream Corp.(a)	139,708	1,571,715
Entertainment 0.0%
Cineworld Group PLC(a)	239,433	8,275
Total Communication Services		1,579,990
Total Warrants (Cost $1,287,240)		1,579,990

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.046%(l),(m)	13,223,191	13,217,902
Total Money Market Funds (Cost $13,219,219)		13,217,902
Total Investments in Securities (Cost: $691,803,853)		644,342,645
Other Assets & Liabilities, Net		12,064,142
Net Assets		656,406,787

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2023, the total value of these securities amounted to $318,554, which represents 0.05% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $24,186,325, which represents 3.68% of total net assets.
(e)	Represents a security in default.
(f)	The stated interest rate represents the weighted average interest rate at April 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
16	Columbia Floating Rate Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Variable rate security. The interest rate shown was the current rate as of April 30, 2023.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	At April 30, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	335,368
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 3.146%	388,186

(k)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(l)	The rate shown is the seven-day current annualized yield at April 30, 2023.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.046%
	35,402,772	231,031,640	(253,212,836)	(3,674)	13,217,902	7,090	727,481	13,223,191
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Floating Rate Fund | Third Quarter Report 2023	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT149_07_N01_(06/23)